Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
REVENUE (Note 17)	$ 110,156	$ 78,062
COST OF SALES (Note 18)	(178,203)	(155,448)
EXPENSES
Exploration and evaluation	(27,492)	(66,081)
Other operating expenses (Note 19)	(233,247)	(141,034)
General and administrative	(61,288)	(154,486)
Depreciation	(2,854)	(405)
Accretion of asset retirement obligations (Note 13)	(6,130)	(2,735)
Write-down of accounts receivable and other current assets	(30,352)
Write-down of carrying value of materials and supplies inventory	(29,801)
Write-down of carrying value of property, plant and equipment (Note 8)	(73,564)	(15,245)
TOTAL EXPENSES	(642,931)	(535,434)
OPERATING LOSS	(532,775)	(457,372)
OTHER INCOME (EXPENSES)
Interest income	14,815	15,804
Interest expense	(62,383)	(11,943)
Financing costs		(164,384)
Foreign exchange (losses) gains	(5,611)	6,648
Change in fair value of derivatives (Note 14 (d))	87,722	194,664
Change in fair value of embedded derivatives (Note 10)	5,481	39,512
Other income (expense) (Note 20)	228,721	(21,412)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(264,030)	(398,483)
Provision for income and other taxes (Note 12)	(99,945)	(12,899)
Share of loss of significantly influenced investees (Note 6)	(3,082)	(33,233)
NET LOSS FROM CONTINUING OPERATIONS	(367,057)	(444,615)
LOSS FROM DISCONTINUED OPERATIONS (Note 3)	(80,603)	(113,618)
NET LOSS	(447,660)	(558,233)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS (Note 16)	335,624	146,162
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	(112,036)	(412,071)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS	(68,753)	(345,369)
DISCONTINUED OPERATIONS	(43,283)	(66,702)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$ (112,036)	$ (412,071)
BASIC AND DILUTED LOSS PER SHARE ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS	$ (0.06)	$ (0.31)
DISCONTINUED OPERATIONS	$ (0.03)	$ (0.06)
Total	$ (0.09)	$ (0.37)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (000's) (Note 2 (p))	1,297,660	1,101,547